LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
We provide detail on our long-term debt balances at year-end 2013 and 2012 in the following table:

($ in millions)	At Year-End 2013	At Year-End 2012
Senior Notes:
Series G, interest rate of 5.8%, face amount of $316, maturing November 10, 2015 (effective interest rate of 6.7%)(1)	$312	$309
Series H, interest rate of 6.2%, face amount of $289, maturing June 15, 2016 (effective interest rate of 6.4%)(1)	289	289
Series I, interest rate of 6.4%, face amount of $293, maturing June 15, 2017 (effective interest rate of 6.5%)(1)	292	292
Series J, matured February 15, 2013	—	400
Series K, interest rate of 3.0%, face amount of $600, maturing March 1, 2019 (effective interest rate of 4.4%)(1)	595	594
Series L, interest rate of 3.3%, face amount of $350, maturing September 15, 2022 (effective interest rate of 3.4%)(1)	349	349
Series M, interest rate of 3.4%, face amount of $350, maturing October 15, 2020 (effective interest rate of 3.6%)(1)	348	—
Commercial paper, average interest rate of 0.4% at December 31, 2013	834	501
$2,000 Credit Facility	—	15
Other	180	186
	3,199	2,935
Less current portion classified in:
Other current liabilities (liabilities held for sale)	(46)	—
Current portion of long-term debt	(6)	(407)
	$3,147	$2,528

(1)	Face amount and effective interest rate are as of year-end 2013.

Debt Principal Payments (Net of Unamortized Discounts)
We show future principal payments (net of unamortized discounts) for our debt in the following table:

Debt Principal Payments (net of unamortized discounts) ($ in millions)	Amount
2014	$52
2015	319
2016	297
2017	301
2018	843
Thereafter	1,387
Balance at year-end 2013	$3,199